Notes Payable (Details)												1 Months Ended										12 Months Ended
	Sep. 02, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 09, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 USD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Oct. 06, 2020 USD ($)	Sep. 11, 2019 USD ($)	Nov. 15, 2022 USD ($)	Sep. 22, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 18, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Nov. 24, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 AUD ($)	Aug. 18, 2022 AUD ($)	May 04, 2022	Mar. 07, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 14, 2021 AUD ($)	Jun. 04, 2021	Jun. 01, 2021	Feb. 24, 2021 AUD ($)	Oct. 06, 2020 AUD ($)	May 04, 2020 USD ($)
Notes Payable (Details) [Line Items]
Principal amount																						$ 2,364,250
Accrued interest																						10,850	$ 1,637							$ 4,850
Gain on extinguishment of debt																						(832,482)	1,025,655
Repaid principal amount																							83,855	$ 10,284
Repayment amount																						5,000
Principal amount																																				$ 412,500
Interest rate																											1.00%
Forgiven of principal amount																							275,903
Principal accrued interest																							3,119
secured promissory note									$ 81,789	$ 54,412					$ 134,070																			$ 111,683	$ 74,300
Effective interest rate							10%	11%	14%	14%										14%
R&D tax credit receivable																							6,408
Promissory note							$ 137,625	$ 128,110												$ 34,000
Converted loan																							35,970
Extinguishment expense																						8,341
Interest																						821,051	372,106
Total liabilities																						17,322,948	5,485,007
Bears interest																																89.00%	33.00%
Promissory note issued		$ 104,500														$ 104,500
Vendor liability		$ 104,500																				265,717
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																							136,597
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Accrued interest				$ 139,000
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																							4,736
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																														$ 9,339
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																									$ 2,037
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Promissory note				799,000
Principal amount				660,000
Gain on extinguishment of debt				$ 147,256
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																					The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Principal amount																					$ 282,432
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																							396
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																							111,683
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																							23,716
The April 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																							92,140
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																							113,606
Converted loan																							24,019
Extinguishment expense																						7,109
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						185,655	$ 6,320
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						293,499
secured promissory note					$ 329,127																										$ 438,096
Effective interest rate					14.00%																										14.00%
Maturity days					60 days
Interest																						26,115
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																			The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
secured promissory note																			$ 159,223										$ 222,540
Effective interest rate																			14%
Maturity days																			60 days
Interest																						8,120
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						255,874
Total liabilities																												$ 293,888
Principal balance																						$ 38,014
Bears interest																						5.00%			5.00%
Requires payments																						$ 1,496
Payments totaling																						5,994
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note			$ 693,500
Gain on extinguishment of debt													$ 33,079
Repaid principal amount																						390,114
Effective interest rate			143.00%
Cash proceeds			$ 455,924
Payments			21,673
Debt discount																						237,576
The Second September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount													303,386
Repaid principal amount																						112,375
Promissory note													$ 876,000
Effective interest rate													100.00%
Cash proceeds													$ 272,614
Payments													27,375
Debt discount													300,000
Loan agreement amount													$ 303,386
New and old debt percentage													10.00%
Repayment amount																						117,000
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Gain on extinguishment of debt													$ 3,905	$ 66,749
Repaid principal amount																						272,447
Promissory note			$ 401,500
Effective interest rate			162.00%
Cash proceeds			$ 263,815
Payments			14,339
Debt discount			$ 137,685
The Third September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount													129,053
Repaid principal amount																						108,036
Promissory note													$ 365,000
Effective interest rate													143.00%
Cash proceeds													$ 110,762
Payments													13,036
Debt discount													300,000
Loan agreement amount													$ 129,053	$ 312,400
New and old debt percentage													10.00%	10.00%
Repayment amount																						140,000
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						18,195
Promissory note																		$ 27,604
Effective interest rate																		20.00%
Payments																		$ 3,067
Repayment amount																						4,432
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						13,499
Promissory note																	$ 45,200
Effective interest rate																	17.00%
Repayment amount																						7,097
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount														$ 312,400
Repaid principal amount																						255,600
Promissory note																$ 568,000
Effective interest rate		217.00%														217.00%
Cash proceeds																$ 378,000
Payments																28,400
Debt discount		$ 190,000														$ 190,000
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note																										$ 193,500
Effective interest rate															14.00%											14.00%
Maturity days															60 days
The Second August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						535,050
Promissory note														$ 923,000
Effective interest rate														167.00%
Cash proceeds														$ 300,100
Payments														46,150
Debt discount														$ 310,500
Repayment amount																						312,000
The First September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						14,647
Promissory note	$ 87,884
Effective interest rate	13.00%
Payments totaling																						21,971
The November 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																						12,114
Effective interest rate												21%
Promissory note												$ 80,325
Repayment amount																						36,468
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount											$ 660,000
Notes conversion, description											The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note						$ 191,975
Effective interest rate						9.00%
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																						$ 159,223